Common Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of common shares, rollforward
	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2008	57,082	63,442	5,435	9,352	6,461
Repurchase of shares	—	—	1,854	4,520	—
Dividend reinvestment, incentive and compensation plans	—	—	(12)	(155)	31
Balance December 31, 2009	57,082	63,442	7,277	13,717	6,492
Repurchase of shares	—	—	—	2,394	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	(79)	(200)	29
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	—	—	—	748	—
Dividend reinvestment, incentive and compensation plans	—	—	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	—	24,165	—	7,119

  Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Share repurchases
	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	—	—	—
TDS Special Common Shares	748	28.73	21,500

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

  Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated other comprehensive income (loss)
	Year Ended
	December 31,
	2011	2010
(Dollars in thousands)
Equity method investments
Balance, beginning of period	$390	$306
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	$528	$390

Retirement plan
Balance, beginning of period	$(3,598)	$(3,016)
Add (deduct):
Net actuarial gains (losses)	(9,625)	1,180
Amortization of prior service costs	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(9,382)	$(3,598)

Accumulated other comprehensive income (loss)
Balance, beginning of period	$(3,208)	$(2,710)
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(8,854)	$(3,208)